Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Balance at the beginning of the year	$786.6	$515.8
Acquisition costs deferred	1,091.0	994.6
Amortization of deferred policy acquisition costs	(999.7)	(723.8)
Balance at the end of the year	$877.9	$786.6